DISTRIBUTIONS - Disclosure of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Partnership distributions	$ (1,453)	[1]	$ (1,352)	[1]	$ (1,190)	[2]
Partnership preferred distributions	(63)	[3]	(66)	[1]	(67)	[2]
Total Distributions	$ (1,516)		$ (1,418)		$ (1,257)
Preferred unitholders (usd per share)	$ 1.07		$ 1.06		$ 1.05
Non-controlling interest— BIPC exchangeable shares
Disclosure of classes of share capital [line items]
Partnership distributions	$ (176)	[1]	$ (160)	[1]	$ (115)	[2]
Partnership preferred distributions	$ (9)	[3]	$ (9)	[1]	$ (8)	[2]
Partnership distributions (usd per share)	$ 1.53		$ 1.44		$ 1.36
Non-controlling Interest - Exchange LP Units, equity
Disclosure of classes of share capital [line items]
Partnership distributions	$ (9)	[1],[4]	$ (11)	[1],[5]	$ (7)	[2],[6]
Partnership distributions (usd per share)	$ 1.53		$ 1.44		$ 1.36
Preferred Unitholders Capital
Disclosure of classes of share capital [line items]
Partnership preferred distributions	$ (47)		$ (50)		$ (67)
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Partnership distributions	$ (16)		$ (16)		$ 0
Partnership distributions (usd per share)	$ 1.28		$ 1.28		$ 0
Limited Partners
Disclosure of classes of share capital [line items]
Partnership distributions	$ (701)	[1]	$ (660)	[1]	$ (608)	[2]
Partnership preferred distributions	$ (38)	[3]	$ (38)	[1]	$ (41)	[2]
Partnership distributions (usd per share)	$ 1.53		$ 1.44		$ 1.36
General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ (269)	[1]	$ (244)	[1]	$ (209)	[2]
Partnership distributions (usd per share)	$ 1.53		$ 1.44		$ 1.36
Non-controlling Interest - Redeemable Partnership Units
Disclosure of classes of share capital [line items]
Partnership distributions	$ (298)	[1]	$ (277)	[1]	$ (251)	[2]
Partnership preferred distributions	$ (16)	[3]	$ (19)	[1]	$ (18)	[2]
Partnership distributions (usd per share)	$ 1.53		$ 1.44		$ 1.36

[1]	Refer to Note 29, Distributions.
[2]	Refer to Note 29, Distributions.
[3]	Refer to Note 29, Distributions.
[4]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[5]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[6]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business.